Schedule of Stock Options Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Shares, Outstanding at Beginning	69,217	468,571	884,821
Number of Shares, Granted	438,500		29,286
Number of Shares, Exercised
Forfeited		(399,354)
Expired			(445,536)
Number of Shares, Outstanding at Ending	507,717	69,217	468,571
Weighted-Average Exercise Price, Outstanding at Beginning	$ 3.06
Weighted-Average Remaining Contractual Term (Years), Outstanding	9 years 2 months 1 day	7 years 29 days
Aggregate Intrinsic Value, Outstanding at Beginning	$ 117,669
Weighted-Average Exercise Price, Granted	$ 4.41
Aggregate Intrinsic Value, Granted
Weighted-Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised
Number of Shares, Forfeited / canceled		399,354
Weighted-Average Exercise Price, Forfeited / canceled
Aggregate Intrinsic Value, Forfeited / canceled
Weighted-Average Exercise Price, Outstanding at Ending	$ 4.23	$ 3.06
Aggregate Intrinsic Value, Outstanding at Ending	$ 102,441	$ 117,669
Number of Shares, Vested at Ending	215,623	56,242	39,581	104,795
Weighted-Average Exercise Price, Vested at Ending	$ 3.97	$ 3.15	$ 3.36	$ 3.36
Weighted-Average Remaining Contractual Term (Years), Vested at Ending	8 years 7 months 20 days
Aggregate Intrinsic Value, Vested at Ending	$ 52,644	$ 6,951	$ 4,941	$ 12,706